Financial Instruments - Thereof aggregated to categories according to IFRS 9 (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets	€ 67,520	€ 154,932	€ 60,493	€ 47,359
Carrying amount, financial liabilities		110,375	69,173	2,688
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets		154,256	60,493	47,359
FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets		676
FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial liabilities		14,948
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial liabilities	€ 32,166	€ 95,427	€ 69,173	€ 2,688